Borrowings - Schedule of unsecured borrowings at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Borrowings at amortized cost
Syndicated term loan	$ 64,275	$ 38,626
Other term loan	80,717	96,851
Lease liabilities	35,247	34,192
Factoring obligations	4,111	2,317
Bank overdrafts	153	80
Notes	115,000	115,000
Total interest bearing liabilities	299,503	287,066
Current	268,389	257,898	[1]	$ 224,323
Non- Current	$ 31,114	$ 29,168	[1]	$ 29,043

[1]	Refer to Note 4. Independent Investigation and Restatement